SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Loss per share
Net loss attributable to the Company	$ (27,629,171)	$ (5,101,237)	$ (6,055,713)
Weighted average number of common shares outstanding - Basic	17,809,261	13,408,261	10,919,386
Dilutive securities - unexercised warrants and options
Weighted average number of common shares outstanding – diluted	17,809,261	13,408,261	10,919,386
Loss per share - Basic	$ (1.55)	$ (0.38)	$ (0.55)
Loss per share - Diluted	$ (1.55)	$ (0.38)	$ (0.55)